Distribution Date:	10/18/21	CSAIL 2018-C14 Commercial Mortgage Trust
Determination Date:	10/12/21
Next Distribution Date:	11/18/21
Record Date:	09/30/21	Commercial Mortgage Pass-Through Certificates
Series 2018-C14

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Credit Suisse Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		General Information Number	(212) 325-2000
Certificate Interest Reconciliation Detail	4		11 Madison Avenue,4th Floor | New York, NY 10010
		Master Servicer	Wells Fargo Bank, National Association
Additional Information	5
			Investor Relations		REAM_InvestorRelations@wellsfargo.com
Bond / Collateral Reconciliation - Cash Flows	6
			Three Wells Fargo, MAC D1050-084,401 S. Tryon Street, 8th Floor | Charlotte, NC 28202
Bond / Collateral Reconciliation - Balances	7	Special Servicer	Rialto Capital Advisors, LLC
Current Mortgage Loan and Property Stratification	8-12		General	(305) 229-6465
Mortgage Loan Detail (Part 1)	13-14		200 S. Biscayne Blvd.,Suite 3550 | Miami, FL 33131
Mortgage Loan Detail (Part 2)	15-16	Operating Advisor & Asset	Pentalpha Surveillance LLC
		Representations Reviewer
Principal Prepayment Detail	17
			Don Simon	(203) 660-6100
Historical Detail	18		375 North French Road,Suite 100 | Amherst, NY 14228
Delinquency Loan Detail	19	Certificate Administrator	Wells Fargo Bank, N.A.
Collateral Stratification and Historical Detail	20		Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 1	21				trustadministrationgroup@wellsfargo.com
			9062 Old Annapolis Road, | Columbia, MD 21045
Specially Serviced Loan Detail - Part 2	22
		Trustee	Wilmington Trust, National Association
Modified Loan Detail	23		General Contact	(302) 636-4140
Historical Liquidated Loan Detail	24		1100 North Market St., | Wilmington, DE 19890
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Wells Fargo Bank, N.A. from information provided by third parties. Wells Fargo Bank, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through Rate		Beginning	Principal	Interest	Prepayment		Total		Credit	Credit
Class	CUSIP	(2)	Original Balance	Balance	Distribution	Distribution	Penalties	Realized Losses	Distribution	Ending Balance	Support¹	Support¹
Regular Certificates
A-1	12596GAW9	3.275200%	14,923,000.00	8,433,122.83	8,433,122.83	23,016.80	398,348.85	0.00	8,854,488.48	0.00	0.00%	30.00%
A-2	12596GAX7	4.261100%	95,533,000.00	95,533,000.00	61,975,143.98	339,229.72	3,849,813.94	0.00	66,164,187.64	33,557,856.02	33.33%	30.00%
A-3	12596GAY5	4.151100%	175,000,000.00	175,000,000.00	0.00	605,368.75	0.00	0.00	605,368.75	175,000,000.00	33.33%	30.00%
A-4	12596GAZ2	4.421600%	230,612,000.00	230,612,000.00	0.00	849,728.35	0.00	0.00	849,728.35	230,612,000.00	33.33%	30.00%
A-SB	12596GBA6	4.359300%	23,092,000.00	23,092,000.00	0.00	83,887.46	0.00	0.00	83,887.46	23,092,000.00	33.33%	30.00%
A-S	12596GBD0	4.722400%	69,320,000.00	69,320,000.00	0.00	272,797.31	0.00	0.00	272,797.31	69,320,000.00	23.33%	21.00%
B	12596GBE8	4.889249%	35,623,000.00	35,623,000.00	0.00	145,141.42	0.00	0.00	145,141.42	35,623,000.00	18.19%	16.38%
C	12596GBF5	4.889249%	34,661,000.00	34,661,000.00	0.00	141,221.87	0.00	0.00	141,221.87	34,661,000.00	13.19%	11.88%
D	12596GAG4	4.889249%	21,181,000.00	21,181,000.00	0.00	86,299.31	0.00	0.00	86,299.31	21,181,000.00	10.14%	9.13%
E	12596GAJ8	4.889249%	16,367,000.00	16,367,000.00	0.00	66,685.28	0.00	0.00	66,685.28	16,367,000.00	7.78%	7.00%
F	12596GAL3	3.954000%	18,293,000.00	18,293,000.00	0.00	60,275.44	0.00	0.00	60,275.44	18,293,000.00	5.14%	4.63%
G	12596GAN9	3.954000%	7,702,000.00	7,702,000.00	0.00	25,378.09	0.00	0.00	25,378.09	7,702,000.00	4.03%	3.63%
NR*	12596GAQ2	3.954000%	27,921,731.00	27,921,731.00	0.00	79,038.53	0.00	0.00	79,038.53	27,921,731.00	0.00%	0.00%
Z	12596GAU3	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	12596GAS8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	21.00%
Regular SubTotal			770,228,731.00	763,738,853.83	70,408,266.81	2,778,068.33	4,248,162.79	0.00	77,434,497.93	693,330,587.02

Notional Certificates
X-A	12596GBB4	0.555566%	608,480,000.00	601,990,122.83	0.00	278,704.43	440,529.56	0.00	719,233.99	531,581,856.02
X-B	12596GBC2	0.000000%	70,284,000.00	70,284,000.00	0.00	0.00	0.00	0.00	0.00	70,284,000.00
X-F	12596GAA7	0.935249%	18,293,000.00	18,293,000.00	0.00	14,257.09	0.00	0.00	14,257.09	18,293,000.00
X-G	12596GAC3	0.935249%	7,702,000.00	7,702,000.00	0.00	6,002.74	0.00	0.00	6,002.74	7,702,000.00
X-NR	12596GAE9	0.935249%	27,921,731.00	27,921,731.00	0.00	21,761.47	0.00	0.00	21,761.47	27,921,731.00
Notional SubTotal			732,680,731.00	726,190,853.83	0.00	320,725.73	440,529.56	0.00	761,255.29	655,782,587.02

Deal Distribution Total					70,408,266.81	3,098,794.06	4,688,692.35	0.00	78,195,753.22

* Denotes the Controlling Class (if required)

(1) Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and dividing the result by (A).

(2) Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in the underlying index (if and as applicable), and any other matters provided in the governing documents.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Realized Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	12596GAW9	565.10908195	565.10908195	1.54237084	0.00000000	0.00000000	26.69361724	0.00000000	593.34507003	0.00000000
A-2	12596GAX7	1,000.00000000	648.73021867	3.55091665	0.00000000	0.00000000	40.29826280	0.00000000	692.57939811	351.26978133
A-3	12596GAY5	1,000.00000000	0.00000000	3.45925000	0.00000000	0.00000000	0.00000000	0.00000000	3.45925000	1,000.00000000
A-4	12596GAZ2	1,000.00000000	0.00000000	3.68466667	0.00000000	0.00000000	0.00000000	0.00000000	3.68466667	1,000.00000000
A-SB	12596GBA6	1,000.00000000	0.00000000	3.63274987	0.00000000	0.00000000	0.00000000	0.00000000	3.63274987	1,000.00000000
A-S	12596GBD0	1,000.00000000	0.00000000	3.93533338	0.00000000	0.00000000	0.00000000	0.00000000	3.93533338	1,000.00000000
B	12596GBE8	1,000.00000000	0.00000000	4.07437386	0.00000000	0.00000000	0.00000000	0.00000000	4.07437386	1,000.00000000
C	12596GBF5	1,000.00000000	0.00000000	4.07437379	0.00000000	0.00000000	0.00000000	0.00000000	4.07437379	1,000.00000000
D	12596GAG4	1,000.00000000	0.00000000	4.07437373	0.00000000	0.00000000	0.00000000	0.00000000	4.07437373	1,000.00000000
E	12596GAJ8	1,000.00000000	0.00000000	4.07437405	0.00000000	0.00000000	0.00000000	0.00000000	4.07437405	1,000.00000000
F	12596GAL3	1,000.00000000	0.00000000	3.29500027	0.00000000	0.00000000	0.00000000	0.00000000	3.29500027	1,000.00000000
G	12596GAN9	1,000.00000000	0.00000000	3.29500000	0.00000000	0.00000000	0.00000000	0.00000000	3.29500000	1,000.00000000
NR	12596GAQ2	1,000.00000000	0.00000000	2.83071741	0.46428282	10.27038725	0.00000000	0.00000000	2.83071741	1,000.00000000
Z	12596GAU3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	12596GAS8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	12596GBB4	989.33428022	0.00000000	0.45803384	0.00000000	0.00000000	0.72398363	0.00000000	1.18201747	873.62256117
X-B	12596GBC2	1,000.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	1,000.00000000
X-F	12596GAA7	1,000.00000000	0.00000000	0.77937408	0.00000000	0.00000000	0.00000000	0.00000000	0.77937408	1,000.00000000
X-G	12596GAC3	1,000.00000000	0.00000000	0.77937419	0.00000000	0.00000000	0.00000000	0.00000000	0.77937419	1,000.00000000
X-NR	12596GAE9	1,000.00000000	0.00000000	0.77937396	0.00000000	0.00000000	0.00000000	0.00000000	0.77937396	1,000.00000000

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	09/01/21 - 09/30/21	30	0.00	23,016.80	0.00	23,016.80	0.00	0.00	0.00	23,016.80	0.00
A-2	09/01/21 - 09/30/21	30	0.00	339,229.72	0.00	339,229.72	0.00	0.00	0.00	339,229.72	0.00
A-3	09/01/21 - 09/30/21	30	0.00	605,368.75	0.00	605,368.75	0.00	0.00	0.00	605,368.75	0.00
A-4	09/01/21 - 09/30/21	30	0.00	849,728.35	0.00	849,728.35	0.00	0.00	0.00	849,728.35	0.00
A-SB	09/01/21 - 09/30/21	30	0.00	83,887.46	0.00	83,887.46	0.00	0.00	0.00	83,887.46	0.00
X-A	09/01/21 - 09/30/21	30	0.00	278,704.43	0.00	278,704.43	0.00	0.00	0.00	278,704.43	0.00
X-B	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S	09/01/21 - 09/30/21	30	0.00	272,797.31	0.00	272,797.31	0.00	0.00	0.00	272,797.31	0.00
B	09/01/21 - 09/30/21	30	0.00	145,141.42	0.00	145,141.42	0.00	0.00	0.00	145,141.42	0.00
C	09/01/21 - 09/30/21	30	0.00	141,221.87	0.00	141,221.87	0.00	0.00	0.00	141,221.87	0.00
X-F	09/01/21 - 09/30/21	30	0.00	14,257.09	0.00	14,257.09	0.00	0.00	0.00	14,257.09	0.00
X-G	09/01/21 - 09/30/21	30	0.00	6,002.74	0.00	6,002.74	0.00	0.00	0.00	6,002.74	0.00
X-NR	09/01/21 - 09/30/21	30	0.00	21,761.47	0.00	21,761.47	0.00	0.00	0.00	21,761.47	0.00
D	09/01/21 - 09/30/21	30	0.00	86,299.31	0.00	86,299.31	0.00	0.00	0.00	86,299.31	0.00
E	09/01/21 - 09/30/21	30	0.00	66,685.28	0.00	66,685.28	0.00	0.00	0.00	66,685.28	0.00
F	09/01/21 - 09/30/21	30	0.00	60,275.44	0.00	60,275.44	0.00	0.00	0.00	60,275.44	0.00
G	09/01/21 - 09/30/21	30	0.00	25,378.09	0.00	25,378.09	0.00	0.00	0.00	25,378.09	0.00
NR	09/01/21 - 09/30/21	30	272,904.19	92,002.10	0.00	92,002.10	12,963.58	0.00	0.00	79,038.53	286,766.99
Totals			272,904.19	3,111,757.63	0.00	3,111,757.63	12,963.58	0.00	0.00	3,098,794.06	286,766.99

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential												Page 4 of 27

Additional Information
Total Available Distribution Amount (1)	78,195,753.22
(1) The Available Distribution Amount includes any Prepayment Penalties.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,123,544.14	Master Servicing Fee	4,149.12
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,501.69
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	318.22
ARD Interest	0.00	Operating Advisor Fee	1,304.72
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	222.76
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,123,544.14	Total Fees	11,786.51

Principal		Expenses/Reimbursements
Scheduled Principal	408,266.81	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	0.00
Principal Prepayments	70,000,000.00	Special Servicing Fees (Monthly)	12,208.33
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	755.25
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Negative Amortization	0.00	Taxes Imposed on Trust Fund	0.00
Principal Adjustments	0.00	Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	70,408,266.81	Total Expenses/Reimbursements	12,963.58

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	4,688,692.35	Interest Distribution	3,098,794.06
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	70,408,266.81
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	4,688,692.35
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	4,688,692.35	Total Payments to Certificateholders and Others	78,195,753.22
Total Funds Collected	78,220,503.30	Total Funds Distributed	78,220,503.31

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	763,738,854.61	763,738,854.61	Beginning Certificate Balance	763,738,853.83
(-) Scheduled Principal Collections	408,266.81	408,266.81	(-) Principal Distributions	70,408,266.81
(-) Unscheduled Principal Collections	70,000,000.00	70,000,000.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	693,330,587.80	693,330,587.80	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	763,803,388.53	763,803,388.53	Ending Certificate Balance	693,330,587.02
Ending Actual Collateral Balance	693,416,182.86	693,416,182.86

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.78)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.78)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.89%
			UC / (OC) Interest	0.00
(1) Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2) Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
** A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999.99 and less	20	126,817,895.61	18.29%	70	5.1528	1.898830	1.24 or less	12	227,626,575.12	32.83%	84	5.0136	0.427898
$10,000,000 to $19,999,999	16	217,382,966.29	31.35%	84	5.1029	1.585558	1.25 to 1.49	9	101,825,986.66	14.69%	75	5.2351	1.365579
$20,000,000 to $29,999,999	4	94,689,467.84	13.66%	83	4.7556	1.129885	1.5 to 1.749	8	117,684,440.27	16.97%	82	5.0096	1.642559
$30,000,000 to							1.75 to 1.99	3	17,901,148.13	2.58%	78	5.0499	1.841709
	7	254,440,258.06	36.70%	83	4.7714	1.913563
$49,999,999.99							2.0 to 2.49	5	93,489,467.84	13.48%	83	4.8280	2.283396
$50,000,000 or more	0	0.00	0.00%	0	0.0000	0.000000	2.5 or more	10	134,802,969.78	19.44%	78	4.6103	3.732531
Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999	Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³
	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
Alabama	1	25,000,000.00	3.61%	84	4.7450	0.375200
							Lodging	15	150,189,043.83	21.66%	83	5.2305	0.441075
Arizona	2	5,301,148.13	0.76%	67	5.4300	1.912600
							Mixed Use	4	92,898,203.25	13.40%	83	5.0768	1.547366
California	2	20,262,917.88	2.92%	84	5.3028	1.257467
							Multi-Family	8	123,284,499.52	17.78%	82	4.8287	1.303875
Colorado	1	11,990,371.12	1.73%	84	5.4200	0.318100
							Office	8	121,700,000.00	17.55%	84	4.7649	3.235709
Florida	8	82,939,711.72	11.96%	83	5.1521	1.642746
							Other	2	35,000,000.00	5.05%	63	3.8993	3.455100
Georgia	1	7,741,110.46	1.12%	83	5.2500	2.710200
							Retail	17	151,226,924.97	21.81%	77	5.0519	1.763371
Illinois	1	59,500,000.00	8.58%	83	4.7500	2.361800
							Self Storage	2	19,031,916.22	2.74%	84	4.9529	2.543188
Iowa	1	854,000.00	0.12%	85	5.9200	1.570600
							Totals	56	693,330,587.80	100.00%	81	4.9429	1.700999
Louisiana	1	2,100,000.00	0.30%	84	5.4400	1.875300
Michigan	2	6,623,436.66	0.96%	84	6.0150	1.712100
Minnesota	5	58,689,467.84	8.46%	83	4.7849	4.330827
New Jersey	3	37,142,496.17	5.36%	79	4.7601	1.627232
New Mexico	2	18,689,162.52	2.70%	83	5.1500	1.289900
New York	5	95,225,000.00	13.73%	76	4.4773	0.624505
North Carolina	2	10,977,636.68	1.58%	47	5.5314	1.534341
Ohio	2	39,850,000.00	5.75%	83	5.0378	1.539801
Pennsylvania	3	19,862,694.92	2.86%	82	5.4029	1.541595
South Carolina	3	6,953,495.82	1.00%	20	5.7100	1.361900
Tennessee	1	30,000,000.00	4.33%	84	5.0350	0.014900
Texas	2	27,445,000.00	3.96%	85	4.9809	2.373234
Utah	4	14,360,175.99	2.07%	85	6.0330	0.279300
Virginia	2	22,900,000.00	3.30%	84	4.6477	2.923617
Washington	2	88,922,761.88	12.83%	83	4.8446	2.072706
Totals	56	693,330,587.80	100.00%	81	4.9429	1.700999

Note: Please refer to footnotes on the next page of the report.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 9 of 27

			Current Mortgage Loan and Property Stratification

		Note Rate							Seasoning
	# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
	Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
4.4999% or less	4	77,000,000.00	11.11%	73	4.0798	1.952227	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
4.5% to 4.749%	6	130,793,398.88	18.86%	82	4.7135	2.739941	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
4.75% to 4.99%	7	131,384,909.21	18.95%	83	4.8365	2.129694	25 months to 36 months	21	265,750,785.42	38.33%	83	5.1327	1.551359
5.0% to 5.249%	14	241,663,904.10	34.86%	83	5.1018	1.058330	37 months to 48 months	25	422,278,654.25	60.91%	80	4.8174	1.792515
5.25% or more	16	112,488,375.61	16.22%	76	5.5837	1.200986	49 months or greater	1	5,301,148.13	0.76%	67	5.4300	1.912600
Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999	Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 10 of 27

			Current Mortgage Loan and Property Stratification

	Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
83 months or less	27	434,533,298.20	62.67%	79	4.8391	1.787089	Interest Only	20	358,117,163.36	51.65%	83	4.7751	1.808374
84 to 119 months	20	258,797,289.60	37.33%	84	5.1172	1.556449	300 months or less	7	50,662,438.42	7.31%	58	5.4540	1.410368
120 months or more	0	0.00	0.00%	0	0.0000	0.000000	301 to 359 months	20	284,550,986.02	41.04%	82	5.0632	1.617609
Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999	360 months or more	0	0.00	0.00%	0	0.0000	0.000000
							Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

      CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential													Page 11 of 27

			Current Mortgage Loan and Property Stratification

		Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
				WAM²	WAC					WAM²	WAC
Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information	4	63,609,598.53	9.17%	79	4.8870	1.539706				None
12 months or less	43	629,720,989.27	90.83%	81	4.9486	1.717291
13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
Totals	47	693,330,587.80	100.00%	81	4.9429	1.700999

(1) Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2) Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.

(3) Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

    CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.
(4) Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential											Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
1	320501104	98	Various	Various	Actual/360	4.558%	265,854.17	70,000,000.00	0.00	N/A	10/06/23	--	70,000,000.00	0.00	10/06/21
2	320891002	MU	Seattle	WA	Actual/360	5.060%	130,716.67	36,836.64	0.00	N/A	09/06/28	--	31,000,000.00	30,963,163.36	10/06/21
2A	320891102				Actual/360	5.060%	143,366.67	40,401.47	0.00	N/A	09/06/28	--	34,000,000.00	33,959,598.53	10/06/21
3	320891003	OF	Rolling Meadows	IL	Actual/360	4.750%	176,145.83	0.00	0.00	N/A	09/06/28	--	44,500,000.00	44,500,000.00	10/06/21
3A	320891103				Actual/360	4.750%	59,375.00	0.00	0.00	N/A	09/06/28	--	15,000,000.00	15,000,000.00	10/06/21
4	333100157	MF	New York	NY	Actual/360	4.230%	148,058.08	0.00	0.00	N/A	08/05/28	--	42,000,000.00	42,000,000.00	10/05/21
5	333100172	OF	St Paul	MN	Actual/360	4.722%	149,539.50	0.00	0.00	N/A	10/05/28	--	38,000,000.00	38,000,000.00	10/05/21
6	333100132	RT	Edison	NJ	Actual/360	4.740%	138,508.19	47,869.52	0.00	N/A	05/05/28	--	35,065,365.69	35,017,496.17	10/05/21
7	301741334	LO	Nashville	TN	Actual/360	5.035%	125,875.00	0.00	0.00	N/A	10/06/28	--	30,000,000.00	30,000,000.00	10/06/21
8	28002130	MF	Euclid	OH	Actual/360	5.130%	78,446.25	0.00	0.00	N/A	09/06/28	--	18,350,000.00	18,350,000.00	10/06/21
8A	28202130				Actual/360	5.130%	47,025.00	0.00	0.00	N/A	09/06/28	--	11,000,000.00	11,000,000.00	10/06/21
9	28302149	LO	New York	NY	Actual/360	5.120%	106,677.08	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	08/06/20
10	301741332	LO	Huntsville	AL	Actual/360	4.745%	98,854.17	0.00	0.00	N/A	10/06/28	--	25,000,000.00	25,000,000.00	10/06/21
11	320891011	98	Seattle	WA	Actual/360	4.262%	85,240.00	0.00	0.00	N/A	09/06/28	--	24,000,000.00	24,000,000.00	10/06/21
12	301741320	RT	Crystal	MN	Actual/360	4.900%	84,586.01	25,473.44	0.00	N/A	08/06/28	--	20,714,941.28	20,689,467.84	10/06/21
13	307331084	LO	Albuquerque	NM	Actual/360	5.150%	80,314.07	24,795.98	0.00	N/A	09/06/28	--	18,713,958.50	18,689,162.52	10/06/21
14	301741353	RT	Harlingen	TX	Actual/360	4.947%	73,978.26	0.00	0.00	N/A	11/06/28	--	17,945,000.00	17,945,000.00	10/06/21
15	301741329	MF	Miami	FL	Actual/360	5.207%	73,548.88	0.00	0.00	N/A	10/06/28	--	16,950,000.00	16,950,000.00	10/06/21
16	333100175	LO	Various	UT	Actual/360	6.033%	72,301.00	20,928.34	0.00	N/A	11/05/28	--	14,381,104.33	14,360,175.99	07/05/21
17	307331085	RT	Various	SC	Actual/360	5.710%	33,182.23	20,002.71	0.00	N/A	06/06/23	--	6,973,498.53	6,953,495.82	10/06/21
18	307331072	RT	Mount Airy	NC	Actual/360	5.650%	29,881.45	18,865.62	0.00	N/A	06/06/23	--	6,346,502.30	6,327,636.68	10/06/21
19	307331082	RT	Palm Desert	CA	Actual/360	5.210%	53,316.12	17,186.60	0.00	N/A	09/06/28	--	12,280,104.48	12,262,917.88	10/06/21
20	28002137	MU	Miramar Beach	FL	Actual/360	4.923%	52,372.52	15,558.63	0.00	N/A	09/06/28	--	12,766,000.00	12,750,441.37	10/06/21
21	307331086	RT	Kissimmee	FL	Actual/360	5.080%	52,393.64	15,592.41	0.00	N/A	09/06/28	--	12,376,449.95	12,360,857.54	10/06/21
22	307331087	SS	Arlington	VA	Actual/360	4.620%	48,125.00	0.00	0.00	N/A	10/06/28	--	12,500,000.00	12,500,000.00	10/06/21
23	333100168	RT	Philadelphia	PA	Actual/360	5.420%	55,729.60	14,617.88	0.00	N/A	09/10/28	--	12,338,657.75	12,324,039.87	10/10/21
24	301741326	LO	Aurora	CO	Actual/360	5.420%	54,229.31	16,118.17	0.00	N/A	10/06/28	--	12,006,489.29	11,990,371.12	10/06/21
25	333100135	98	New York	NY	Actual/360	3.108%	19,036.50	0.00	0.00	N/A	05/05/23	--	7,350,000.00	7,350,000.00	10/05/21

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original	Adjusted	Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated	Maturity	Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Accrual Type	Gross Rate	Interest	Principal	Adjustments	Repay Date	Date	Date	Balance	Balance	Date
25A	333100136				Actual/360	3.108%	9,453.50	0.00	0.00	N/A	05/05/23	--	3,650,000.00	3,650,000.00	10/05/21
26	307331083	MF	Louisville	OH	Actual/360	4.780%	41,825.00	0.00	0.00	N/A	09/06/28	--	10,500,000.00	10,500,000.00	10/06/21
27	320891027	OF	Chantilly	VA	Actual/360	4.681%	40,568.67	0.00	0.00	N/A	09/05/28	--	10,400,000.00	10,400,000.00	10/05/21
28	307331088	MF	Kissimmee	FL	Actual/360	5.360%	43,311.05	13,151.63	0.00	N/A	10/06/28	--	9,696,503.02	9,683,351.39	10/06/21
29	28002159	OF	New York	NY	Actual/360	4.970%	41,416.67	0.00	0.00	N/A	11/06/28	--	10,000,000.00	10,000,000.00	10/06/21
30	320891030	LO	Clearwater Beach	FL	Actual/360	5.130%	40,578.75	13,900.72	0.00	N/A	03/06/28	--	9,492,104.99	9,478,204.27	10/06/21
31	301741307	RT	Tarpon Springs	FL	Actual/360	4.658%	38,384.30	12,711.22	0.00	N/A	07/06/28	--	9,888,613.93	9,875,902.71	10/06/21
32	301741330	MF	South Houston	TX	Actual/360	5.045%	39,939.58	0.00	0.00	N/A	10/06/28	--	9,500,000.00	9,500,000.00	10/06/21
33	333100167	Various	Various	Various	Actual/360	5.091%	39,667.37	0.00	0.00	N/A	09/07/28	--	9,350,000.00	9,350,000.00	10/07/21
34	301741345	MU	San Francisco	CA	Actual/360	5.445%	36,300.00	0.00	0.00	N/A	11/06/28	--	8,000,000.00	8,000,000.00	10/06/21
35	28002142	RT	Lake City	GA	Actual/360	5.250%	33,906.25	8,889.54	0.00	N/A	09/06/28	--	7,750,000.00	7,741,110.46	10/06/21
36	333100174	LO	Canton	MI	Actual/360	6.015%	33,259.65	11,905.65	0.00	N/A	10/05/28	--	6,635,342.31	6,623,436.66	10/05/21
37	307331090	SS	Jacksonville	FL	Actual/360	5.590%	30,467.56	8,526.94	0.00	N/A	10/06/28	--	6,540,443.16	6,531,916.22	10/06/21
38	28002151	LO	Jacksonville	FL	Actual/360	5.736%	25,424.60	9,915.06	0.00	N/A	10/06/28	--	5,318,953.28	5,309,038.22	07/06/21
39	625100283	MF	Various	AZ	Actual/360	5.430%	24,016.69	6,407.17	0.00	N/A	05/05/27	--	5,307,555.30	5,301,148.13	10/05/21
40	307331091	RT	Charlotte	NC	Actual/360	5.370%	20,808.75	0.00	0.00	N/A	10/06/28	--	4,650,000.00	4,650,000.00	10/06/21
41	307331063	LO	Montgomeryville	PA	Actual/360	5.640%	17,612.15	8,611.47	0.00	N/A	05/06/28	--	3,747,266.52	3,738,655.05	10/06/21
42	301741328	OF	Pittsburgh	PA	Actual/360	5.114%	16,194.33	0.00	0.00	N/A	10/06/28	--	3,800,000.00	3,800,000.00	10/06/21
43	307331089	RT	Lafayette	LA	Actual/360	5.440%	9,520.00	0.00	0.00	N/A	10/06/28	--	2,100,000.00	2,100,000.00	10/06/21
44	28002170	RT	Ogden	IA	Actual/360	5.920%	4,213.07	0.00	0.00	11/06/28	08/06/33	--	854,000.00	854,000.00	10/06/21
Totals							3,123,544.14	70,408,266.81	0.00				763,738,854.61	693,330,587.80
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	25,464,503.54	13,369,803.68	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,127,146.45	4,021,318.59	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	9,700,913.31	5,566,780.36	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	5,484,338.45	687,929.71	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
5	10,226,825.00	5,052,265.50	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
6	3,858,864.24	1,908,991.43	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
7	570,898.34	0.00	--	--	--	0.00	32,485.42	0.00	0.00	0.00	0.00
8	4,552,016.15	1,051,211.60	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
8A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9	(5,285,697.00)	(4,920,473.84)	07/01/20	06/30/21	05/01/21	0.00	0.00	106,322.91	1,513,335.41	2,412.56	0.00
10	896,232.01	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
11	7,172,108.78	3,564,512.02	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
12	2,509,403.20	1,251,991.03	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,627,957.35	1,832,162.17	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,424,772.10	1,264,637.94	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
15	1,626,452.53	771,854.63	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
16	312,489.00	0.00	--	--	--	0.00	0.00	93,025.61	279,504.02	0.00	0.00
17	1,023,064.02	500,991.41	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
18	902,045.59	463,352.60	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
19	779,351.83	609,892.56	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,378,692.50	567,115.80	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,322,328.96	629,632.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,666,441.37	920,386.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
23	956,811.13	510,531.88	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
24	68,474.79	368,582.24	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
25	30,232,800.00	15,368,009.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent	Most Recent	Appraisal					Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	882,507.82	465,326.49	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,325,549.77	663,939.08	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,019,167.72	216,341.99	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
29	664,013.80	111,192.13	01/01/21	03/31/21	--	0.00	0.00	0.00	0.00	0.00	0.00
30	11,323,239.00	15,185,972.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,124,423.57	419,957.00	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
32	978,923.79	531,807.34	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,112,324.70	329,452.22	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
34	443,638.00	254,571.76	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
35	890,187.23	603,234.70	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
36	618,988.03	1,043,873.60	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
37	567,038.71	339,826.78	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
38	95,528.25	0.00	--	--	--	0.00	0.00	35,264.31	105,950.90	32,933.10	0.00
39	636,741.59	331,419.64	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
40	432,886.75	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	581,266.31	871,304.27	07/01/20	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
42	430,071.95	215,703.82	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
43	220,435.41	110,218.19	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
44	79,882.41	40,487.32	01/01/21	06/30/21	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	140,026,048.45	77,096,106.83				0.00	32,485.42	234,612.83	1,898,790.33	35,345.66	0.00

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		Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
1	320501104	70,000,000.00	Payoff w/ yield maintenance	0.00	4,688,692.35
Totals		70,000,000.00		0.00	4,688,692.35
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
10/18/21	0	0.00	2	19,669,214.21	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	70,000,000.00	4.942940%	4.908160%	81
09/17/21	1	14,381,104.33	1	5,318,953.28	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.907768%	4.864797%	76
08/17/21	2	19,727,503.22	0	0.00	1	25,000,000.00	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.907907%	4.864936%	77
07/16/21	0	0.00	2	19,754,809.27	1	25,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908049%	4.865077%	78
06/17/21	2	19,785,231.34	0	0.00	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908205%	4.865233%	79
05/17/21	0	0.00	2	19,812,243.78	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908346%	4.865372%	80
04/16/21	1	5,365,317.10	1	14,477,066.01	2	55,000,000.00	0	0.00	0	0.00	1	30,000,000.00	0	0.00	0	0.00	4.908500%	4.865526%	81
03/17/21	0	0.00	1	5,374,112.23	3	69,494,992.66	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908639%	4.865664%	82
02/18/21	0	0.00	1	5,385,425.71	3	69,520,088.90	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908822%	4.865846%	83
01/15/21	1	5,394,122.00	1	14,537,793.19	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.908959%	4.861536%	84
12/17/20	1	14,555,405.98	1	5,402,775.55	2	55,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909095%	4.861662%	85
11/18/20	1	5,412,244.68	0	0.00	3	69,575,357.71	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.909246%	4.863567%	86
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
9	28302149	08/06/20	13	6	106,322.91	1,513,335.41	2,412.56	25,000,000.00	05/20/20	2
16	333100175	07/05/21	2	2	93,025.61	279,504.02	70,837.24	14,417,854.32	07/06/20	13
38	28002151	07/06/21	2	2	35,264.31	105,950.90	63,629.53	5,336,954.95	12/10/20	2
Totals					234,612.83	1,898,790.33	136,879.33	44,754,809.27
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current					4 - Performing Matured Balloon		1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent		5 - Non Performing Matured Balloon		2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent		6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing		REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		24,281,133	24,281,133	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		669,049,455	624,380,241	44,669,214		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Oct-21	693,330,588	648,661,374	0	19,669,214	25,000,000	0
Sep-21	763,738,855	719,038,797	14,381,104	5,318,953	25,000,000	0
Aug-21	764,013,931	719,286,428	19,727,503	0	25,000,000	0
Jul-21	764,253,955	719,499,146	0	19,754,809	25,000,000	0
Jun-21	764,519,018	689,733,787	19,785,231	0	55,000,000	0
May-21	764,756,722	689,944,478	0	19,812,244	55,000,000	0
Apr-21	765,019,549	690,177,166	5,365,317	14,477,066	55,000,000	0
Mar-21	765,254,954	690,385,849	0	5,374,112	69,494,993	0
Feb-21	765,568,168	690,662,653	0	5,385,426	69,520,089	0
Jan-21	765,801,053	690,869,138	5,394,122	14,537,793	55,000,000	0
Dec-20	766,032,869	691,074,687	14,555,406	5,402,776	55,000,000	0
Nov-20	766,290,023	691,302,421	5,412,245	0	69,575,358	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential							Page 20 of 27

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
9	28302149	25,000,000.00	25,000,000.00	138,600,000.00	08/06/20	(5,075,497.68)	(1.12330)	06/30/21	10/06/28	I/O
16	333100175	14,360,175.99	14,417,854.32	35,240,000.00	05/17/18	312,489.00	0.27930	12/31/20	11/05/28	294
38	28002151	5,309,038.22	5,336,954.95	8,300,000.00	07/09/18	84,801.25	0.19990	12/31/20	10/06/28	263
Totals		44,669,214.21	44,754,809.27	182,140,000.00		(4,678,207.43)

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential										Page 21 of 27

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
9	28302149	LO	NY	05/20/20	2

10/7/2021 Loan transferred to special servicing for imminent default at the borrower's request. Collateral is a 495 key Holiday in Express in the financial district of New York City. Per the Borrower, the hotel was closed for reservations due to COVI

D-19, but reopened on July 15. The hotel then closed again in early February 2021. The property reopened on April 15, 2021. Loan is currently delinquent for the September 2020 - October 2021 payments. Borrower has signed a pre-

negotiation agreement, and discussions have begun regarding a modification. Borrower has requested a forbearance, but their most recent proposal has been rejected by the lender. The borrower has stated that they are working on a new proposal, but nothing has been presented in months. There are currently restrictions on filing for foreclosure in NY state due to SB-471 until at least 1/15/2022.

16	333100175	LO	UT	07/06/20	13
Special Servicer and the Obligor parties have engaged in discussions relating to a short-term forbearance agreement. Special Servicer is attempting to implement cash management.

38	28002151	LO	FL	12/10/20	2

Loan transferred for Monetary Default as a result of the Covid-19 pandemic. No acceptable workout proposals have been received. The Lender is dual tracking negotiations with the Borrower and their third party advisor with foreclosure proceedings.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
7	301741334	30,000,000.00	5.03500%	30,000,000.00	5.03500%	10	02/09/21	02/01/21	04/12/21
7	301741334	0.00	5.03500%	0.00	5.03500%	8	06/17/21	06/17/21	08/11/21
38	28002151	5,438,668.76	5.73600%	5,438,668.76	5.73600%	10	08/04/20	05/06/20	09/11/20
Totals		35,438,668.76		35,438,668.76
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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				Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
7	0.00	0.00	0.00	0.00	755.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	5,208.33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
38	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	12,208.33	0.00	755.25	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total 12,963.58

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Supplemental Notes
None

© Copyright 2021, Wells Fargo Bank, N.A. All rights reserved. Confidential		Page 27 of 27